Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash	$ 5,318,922	$ 40,290,513
Amounts receivable and prepaids	7,978,327	8,768,109
Investments	17,000,742	981,736
Digital currencies	170,000,412	57,499,720
Total current assets	200,298,403	107,540,078
Plant and equipment	177,542,744	21,598,803
Long term receivable	1,815,964	0
Deposits	59,693,744	45,532,751
Investment in sublease	0	76,744
Right of use asset	12,587,882	2,978,284
Goodwill and intangible asset	335,594	604,070
Total assets	452,274,331	178,330,730
Current liabilities
Accounts payable and accrued liabilities	12,376,825	3,478,137
Taxes payable	126,803	73,085
Current portion of lease liability	2,164,658	1,910,712
Term loan	9,375,244	0
Loans payable	1,224,102	4,396,191
Current income tax liability	887,000	0
Total current liabilities	26,154,632	9,858,125
Convertible loan - liability component	5,599,007	6,290,741
Convertible loan - derivative component	4,986,354	15,737,578
Loans payable	14,468,237	17,137,393
Lease liability	10,484,536	1,153,127
Deferred tax liability	1,529,000	0
Total liabilities	63,221,766	50,176,964
Equity
Share capital	413,660,484	259,905,407
Equity Reserve	12,236,169	5,095,314
Accumulated other comprehensive income	23,399,468	10,057,592
Accumulated deficit	(60,243,556)	(146,904,547)
Total equity	389,052,565	128,153,766
Total liabilities and equity	$ 452,274,331	$ 178,330,730